Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of net income per share - basic and net income per share - diluted

	Year Ended December 31,
	2010	2009	2008
Numerator for net income per share — basic and diluted (1):
(Loss) from continuing operations	$(29,035)	$(5,959)	$(49,581)
Allocation to Noncontrolling Interests — Operating Partnership, net	1,982	1,112	4,151
Net loss (income) attributable to Noncontrolling Interests — Partially Owned Properties	726	558	(2,650)
Net income attributable to Preference Interests and Units	—	(9)	(15)
Preferred distributions	(14,368)	(14,479)	(14,507)

(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	(40,695)	(18,777)	(62,602)
Discontinued operations, net of Noncontrolling Interests	309,937	366,571	455,717

Numerator for net income per share — basic and diluted (1)	$269,242	$347,794	$393,115

Denominator for net income per share — basic and diluted (1)	282,888	273,609	270,012

Net income per share — basic	$0.95	$1.27	$1.46

Net income per share — diluted	$0.95	$1.27	$1.46

Net income per share — basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net of Noncontrolling Interests	1.096	1.340	1.688

Net income per share — basic	$0.952	$1.271	$1.456

Net income per share — diluted (1):
(Loss) from continuing operations available to Common Shares	$(0.144)	$(0.069)	$(0.232)
Discontinued operations, net	1.096	1.340	1.688

Net income per share — diluted	$0.952	$1.271	$1.456

Distributions declared per Common Share outstanding	$1.47	$1.64	$1.93

(1)	Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation award shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively.